Financial Instruments - Interest Bearing Debt (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest bearing debt
Remaining notional	$ 801,150
Carrying amount	$ 786,204	$ 701,495
Nordea Samco Credit Facility [Member]
Interest bearing debt
Interest rate	LIBOR+2.5%
Remaining notional	$ 220,207
Carrying amount	$ 217,921	256,166
Credit Agricole Credit Facility [Member]
Interest bearing debt
Interest rate	LIBOR+2.19%
Remaining notional	$ 69,315
Carrying amount	$ 68,591	75,601
Danish Ship Finance Credit Facility [Member]
Interest bearing debt
Interest rate	LIBOR+2.25%
Remaining notional	$ 44,200
Carrying amount	$ 43,937	46,432
Nordea/DNB Credit Facility One [Member]
Interest bearing debt
Interest rate	LIBOR+2.25%
Remaining notional	$ 45,000
Carrying amount	$ 44,647	47,012
Nordea/DNB Credit Facility Two [Member]
Interest bearing debt
Interest rate	LIBOR+2.75%
Remaining notional	$ 9,988
Carrying amount	$ 9,884	37,579
ABN Amro Credit Facility [Member]
Interest bearing debt
Interest rate	LIBOR+2.6%
Remaining notional	$ 121,268
Carrying amount	$ 119,844	128,790
Nordea BW VLCC Acquisition Credit Facility [Member]
Interest bearing debt
Interest rate	LIBOR+2.40
Remaining notional	$ 185,346
Carrying amount	183,119
Convertible Senior Notes [Member]
Interest bearing debt
Remaining notional	105,826
Carrying amount	$ 98,262	$ 109,916
Interest rate	4.50%